Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policies and Procedures
From time to time, we award stock options to our employees, including our named executive officers, and have in the past also granted stock awards to consultants and our non-employee directors. We routinely re-evaluate the use of our equity incentive plans, including the administrative costs of such programs, when deciding the amount and types of equity awards to grant employees, consultants and our non-employee directors. Our current practice is to award stock options to certain key employees on an annual basis, typically at a meeting of our compensation committee around the beginning of our fiscal year in connection with general compensation review. Additional grants may be made throughout the year if deemed appropriate based on individual performance, evolving responsibilities, or other strategic considerations. Non-employee directors receive annual grants as part of compensation under our non-employee director compensation policy. We do not routinely provide new hire grants to employees when they first join our company, although we may choose to do so in the future. Non-employee directors who join our board of directors between annual grant cycles receive a pro-rata equity award in accordance with our board compensation policy. For additional information on our non-employee director compensation policy, see the information below under the heading “DIRECTOR COMPENSATION — DIRECTOR COMPENSATION FOR 2024 — Non-Employee Director Compensation Policy.” Other than our non-employee director compensation policy, we do not otherwise maintain any policies on the timing of awards of stock options, stock awards, stock appreciation rights, or similar instruments with option-like features. Our compensation committee considers whether there is any material nonpublic information, or MNPI, about our company when determining the timing and terms of stock option awards and, where appropriate, has provided for grants to be effective after our public disclosure of MNPI (such as our 2024 non-employee director grants, which were bifurcated due to the expiration of the 2014 Plan prior to stockholder approval of the 2024 Plan, and thus timed to be effective after publication of our quarterly report on Form 10-Q for the quarter ended September 30, 2024). Our company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Our compensation committee considers whether there is any material nonpublic information, or MNPI, about our company when determining the timing and terms of stock option awards and, where appropriate, has provided for grants to be effective after our public disclosure of MNPI (such as our 2024 non-employee director grants, which were bifurcated due to the expiration of the 2014 Plan prior to stockholder approval of the 2024 Plan, and thus timed to be effective after publication of our quarterly report on Form 10-Q for the quarter ended September 30, 2024).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	when determining the timing and terms of stock option awards and, where appropriate, has provided for grants to be effective after our public disclosure of MNPI (such as our 2024 non-employee director grants, which were bifurcated due to the expiration of the 2014 Plan prior to stockholder approval of the 2024 Plan, and thus timed to be effective after publication of our quarterly report on Form 10-Q for the quarter ended September 30, 2024).
MNPI Disclosure Timed for Compensation Value	false